Loans and borrowings - Maturity of loans and borrowings (Details) $ in Millions	Jun. 30, 2021 COP ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 50,060,470
Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	2,938,797
Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	47,121,673
2021
Disclosure of detailed information about borrowings [line items]
Borrowings	5,323,448
2021 | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	587,645
2021 | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	4,735,803
1 to 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	28,859,357
1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,492,789
1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	27,366,568
5 to 10 years
Disclosure of detailed information about borrowings [line items]
Borrowings	9,886,289
5 to 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	586,408
5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	9,299,881
>10 years
Disclosure of detailed information about borrowings [line items]
Borrowings	5,991,376
>10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	271,955
>10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	5,719,421
Bonds [Member] | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,085,068
Bonds [Member] | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	37,083,467
Bonds [Member] | 2021 | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	83,953
Bonds [Member] | 2021 | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	2,080,731
Bonds [Member] | 1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	393,012
Bonds [Member] | 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	20,340,676
Bonds [Member] | 5 to 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	362,357
Bonds [Member] | 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	8,942,639
Bonds [Member] | >10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	245,746
Bonds [Member] | >10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	5,719,421
Syndicated loans [Member] | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	706,173
Syndicated loans [Member] | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	5,927,078
Syndicated loans [Member] | 2021 | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	239,018
Syndicated loans [Member] | 2021 | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,159,535
Syndicated loans [Member] | 1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	467,155
Syndicated loans [Member] | 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	4,410,301
Syndicated loans [Member] | 5 to 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Syndicated loans [Member] | 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	357,242
Syndicated loans [Member] | >10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Syndicated loans [Member] | >10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Commercial loans [Member] | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	2,495,853
Commercial loans [Member] | 2021 | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	35,856
Commercial loans [Member] | 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	2,459,997
Commercial loans [Member] | 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Commercial loans [Member] | >10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Commercial Loans and Others [Member] | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	351,926
Commercial Loans and Others [Member] | 2021 | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	100,226
Commercial Loans and Others [Member] | 1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	251,700
Commercial Loans and Others [Member] | 5 to 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Commercial Loans and Others [Member] | >10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Loans From Related Parties [Member] | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,393,160
Loans From Related Parties [Member] | 2021 | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,393,160
Loans From Related Parties [Member] | 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Loans From Related Parties [Member] | 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Loans From Related Parties [Member] | >10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Lease liabilities | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	795,630
Lease liabilities | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	222,115
Lease liabilities | 2021 | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	164,448
Lease liabilities | 2021 | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	66,521
Lease liabilities | 1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	380,922
Lease liabilities | 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	155,594
Lease liabilities | 5 to 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	224,051
Lease liabilities | 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Lease liabilities | >10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	26,209
Lease liabilities | >10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0